Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 86,664	$ 405,460	$ 124,002
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on marketable securities	47	(463)	(1,151)
Unrealized loss on qualifying cash flow hedging instruments	(2,183)	(2,564)	(3,082)
Pension adjustments, net of taxes	7,594	14,178	(7,637)
Foreign exchange gain (loss) on currency translation	179	(217)	174
Amounts reclassified from accumulated other comprehensive loss
Impairment of marketable securities	0	0	1,322
Settlement of defined benefit pension plan	(3,905)	(140)	(3,332)
Realized loss on qualifying cash flow hedging instruments	3,486	2,613	1,551
Other comprehensive income (loss)	5,218	13,407	(12,155)
Comprehensive income	91,882	418,867	111,847
Less: Comprehensive income attributable to non-controlling interests	(211,823)	(323,309)	(177,713)
Comprehensive (loss) income attributable to shareholders of Teekay Corporation	$ (119,941)	$ 95,558	$ (65,866)